Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Loss Contingencies [Line Items]
Purchase Commitments	$ 45.2
Rent expense	2.6	1.4	1.5
Monetary damages	1.2
Estimate possible range of loss Minimum	0
Estimate possible range of loss Maximum	1.2
Investment in the Company, as well as recovery of costs and attorneys' fees				$ 25.0